Subsequent Events (Details) - $ / shares	Feb. 10, 2026	Jan. 21, 2026	Oct. 29, 2025	Aug. 07, 2025	May 07, 2025	Feb. 06, 2025
Subsequent Events
Distribution made to limited partner, distributions paid per unit			$ 0.05	$ 0.049	$ 0.049	$ 0.049
Subsequent event | Quarterly Unit Cash Distribution From November 12, 2025 to February 11, 2026 | Series A Preferred
Subsequent Events
Distribution made to limited partner and general partner announcement date		Jan. 21, 2026
Distribution made to limited partner, distributions paid per unit		$ 0.5625
Distributions per unit declared - distribution date		February 12, 2026
Distributions per unit declared - record date		Feb. 05, 2026
Subsequent event | Quarterly Common unit cash distribution
Subsequent Events
Distribution made to limited partner and general partner announcement date	Feb. 10, 2026
Distribution made to limited partner, distributions paid per unit	$ 0.05
Distributions per unit declared - distribution date	Feb. 27, 2026
Distributions per unit declared - record date	Feb. 23, 2026